NON-CURRENT ASSETS HELD FOR SALE - Associated liabilities to assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of noncurrent assets held-for-sale [abstract]
Other accounts payable	$ 2,372	$ 3,544
Liabilities of disposal group classified as held for sale	16,459,367
Total	$ 16,461,739	$ 3,544